Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Detail) $ in Millions	Dec. 31, 2018 ARS ($)
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 46,028
Other financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 124,731